Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit | $ / shares	8.25
Maximum Aggregate Offering Price	$ 3,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 455.73
Offering Note

(1)	Pursuant to Rule 416 under the U.S. Securities Act of 1933, as amended (the “Securities Act”), the number of Class A ordinary shares being registered hereby shall be adjusted to include any additional Class A ordinary shares that may become issuable as a result of stock splits, stock dividends, recapitalizations or any other similar transactions effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Class A ordinary shares in accordance with the provisions of the SU Group Holding Limited’s 2024 Equity Incentive Plan, as amended (the “Amended Plan”).

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to paragraphs (c) and (h) (1) of Rule 457 under the Securities Act on the basis of the average of the high ($8.50) and low ($8.00) prices for the Class A subordinate voting shares on the Nasdaq Stock Market on October 14, 2025.

(3)	Represents 400,000 Class A ordinary shares reserved for issuance under the Stock Option Plan.